Investment in subsidiaries with material non-controlling interests	12 Months Ended
Dec. 31, 2024
Investment in subsidiaries with material non-controlling interests
Investment in subsidiaries with material non-controlling interests

25.Investment in subsidiaries with material non-controlling interests

Set out below are the summarised financial information for BW LPG India Pte. Ltd. (“BW India”) and BW LPG Product Services Pte. Ltd. (“BW Product Services”), that has non-controlling interests that are material to the Group. These are presented before inter-company eliminations.

Summarised balance sheet:

	BW India		BW Product Services
	2024	2023	2024	2023
	US$’000	US$’000	US$’000	US$’000
Assets
Current assets	63,581	27,935	417,096	431,420
Includes
Cash and cash equivalents	19,443	15,882	175,882	77,980
Non-current assets	278,287	347,933	92,115	75,727
Liabilities
Current liabilities	28,371	33,901	328,769	402,789
Includes
Borrowings	23,927	27,929	137,425	138,380
Non-current liabilities (Borrowings)	76,443	112,473	50,748	40,815
Net assets	237,054	229,494	129,694	63,543

Summarised statement of comprehensive income:

	BW India			BW Product Services
	2024	2023	2022	2024	2023	2022
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
TCE income	126,660	118,999	92,561	—	—	—
Revenue – Product Services	—	—	—	2,650,445	1,835,031	727,775
Cost of cargo and delivery expenses	—	—	—	(2,469,621)	(1,741,585)	(727,882)
Vessel operating expense	(22,223)	(21,503)	(22,885)	—	—	—
Depreciation and amortisation	(34,853)	(33,950)	(32,154)	(36,095)	(67,609)	(3,414)
Finance expense	(8,980)	(9,510)	(7,453)	(934)	(4,426)	(1,755)
Other expenses	(9,344)	(6,045)	(2,004)	(45,145)	(20,033)	3,139
Net profit/(loss) after tax	51,260	47,991	28,065	98,650	1,378	(2,137)
Other comprehensive income/ (loss) (currency translation effects)	—	416	2,961	(1,022)	1,918	(895)
Total comprehensive income/ (loss)	51,260	48,407	31,026	97,628	3,296	(3,032)
Total comprehensive income/ (loss) allocated to non- controlling interests	24,400	23,716	12,701	15,996	480	(1,317)